Segment Reporting (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($) Segment	Dec. 31, 2017 CLP ($)
Disclosure of operating segments [line items]
Number of business segments | Segment		4
Net interest income	$ 1,371,278	$ 1,320,977	$ 1,234,695
Total operating revenues	2,005,218	1,846,070	1,687,542
Provisions for loan losses	(331,601)	(249,771)	(221,255)
Depreciation and amortization	(70,541)	(37,681)	(37,536)
Other operating expenses		802,027
Income taxes	(173,661)	(159,768)	(115,361)
Assets	41,013,874	35,601,430
Liabilities	37,108,113	31,927,714	29,016,089
Retail Sector [Member]
Disclosure of operating segments [line items]
Annual sales	70,000
Wholesale [Member]
Disclosure of operating segments [line items]
Annual sales	70,000
Ifrs Adjustments
Disclosure of operating segments [line items]
Provisions for loan losses	15,673	31,639	13,727
Depreciation and amortization			(2,285)
Income taxes	(3,978)	(3,237)	(327)
Reclassification of interest on repurchase agreements and suspended interest recognition	(9,302)	(27,213)	(21,728)
Reversal of write-offs of assets received in lieu of payments	8,754	8,016	(7,227)
Increase (decrease) in assets from deviating allowances for loan losses, acquisitions and deferred taxes	(259,459)	(309,012)	(262,751)
Increase (decrease) in liabilities from provision for minimum dividends and differing allowances for loan losses	(636,997)	(678,575)	(702,384)
Elimination Of Intersegment Amounts
Disclosure of operating segments [line items]
Net interest income	(14,948)	(14,990)	(14,387)
Other operating expenses	14,948	14,990	14,387
Assets	(345,395)	(388,615)	(232,137)
Liabilities	$ (345,395)	$ (388,615)	$ (232,137)